SHORT-TERM AND LONG-TERM DEBT (US floating rate) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) subsidiary
Debt Instrument [Line Items]
Repayments of debt	$ 218,977
US Dollar 51 Million Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt	$ 49,900
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	4 years
Principal debt amount	$ 51,000
US Dollar 51 Million Secured Term Loan Facility Draw Down April
Debt Instrument [Line Items]
Long-term debt	$ 51,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	1
Term	4 years
Principal debt amount	$ 51,000
US Dollar 210 Million Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt	$ 210,000
Number of wholly owned subsidiaries entering into the facility | subsidiary	3
Term	5 years
Repayments of debt	$ 99,500